Capital Shares (Details)		1 Months Ended	6 Months Ended		18 Months Ended
	May 20, 2024 $ / shares	Feb. 28, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of votes per share			20
Shares owned			6,000,000
Share issued			500,000
Number of escrow shares				125,000
Gross proceeds of sale of share (in Dollars) | $			$ 900,000
Placement agent fees paid (in Dollars) | $			184,180
Net proceeds (in Dollars) | $			715,820
Proceeds from issuance of shares (in Dollars) | $				$ 900,000
Options to purchase granted share	50,000
Share option expense (in Dollars) | $			$ 8,333
Percentage of expected dividend			0.00%		0.00%
2023 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares to be issued			1,775,000
Issuance of grants		2,000,000
Warrants [member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares			$ 1
Share issued			1,250,000
Exercisable per share (in Dollars per share) | $ / shares	$ 2
Percentage of transaction share amount			7.00%
Fair value of warrant (in Dollars) | $				$ 1,321,750	$ 1,321,750
Share Option [Member]
Disclosure of classes of share capital [line items]
Number of share option			50,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued			50,000,000
Per share (in Dollars per share) | $ / shares			$ 0.0002			$ 0.0002
Common shares authorized			50,000,000			50,000,000
Shares outstanding
Share issued
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares issued			450,000,000
Per share (in Dollars per share) | $ / shares			$ 0.0002
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued			9,400,000
Per share (in Dollars per share) | $ / shares			$ 0.0002			$ 0.0002
Common shares authorized			20,000,000			20,000,000
Shares outstanding			9,400,000			9,400,000
Share issued			9,400,000			9,400,000
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued			4,475,000
Per share (in Dollars per share) | $ / shares			$ 0.0002			$ 0.0002
Common shares authorized			430,000,000			430,000,000
Shares outstanding			4,475,000			4,475,000
Share issued			4,475,000			4,475,000
Number of shares sold			1
Price per share (in Dollars per share) | $ / shares			$ 2.5
Proceeds from issuance of shares (in Dollars) | $			$ 500,000
Class B Common Shares [Member] | Sales of Shares [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares			$ 1
Class B Common Shares [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares			$ 1
Class B Common Shares [Member] | CEO [Member]
Disclosure of classes of share capital [line items]
Shares outstanding			9,400,000
Class B Common Shares [Member] | Boustead Warrants [Member]
Disclosure of classes of share capital [line items]
Share issued			71,750
Class B Common Shares [Member] | Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares to be issued			71,750
Warrant Reserve [Member] | Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Share issued			1,250,000
Private Placement [Member] | Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares			$ 1
Share issued			525,000	1,025,000	1,025,000
Private Placement [Member] | Class B Common Shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares			$ 1
Private Placement [Member] | Class B Common Shares [Member] | Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares to be issued							125,000